Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Intangible Assets, Net (Details) [Line Items]
Amortization expense	¥ 50	$ 6	¥ 312
Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	10 years	10 years